Note 9 - Stock-based Awards: Share-based Compensation, Stock Options, Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Details
Outstanding	2,297,085	2,055,419	533,778	203,334
Weighted Average Exercise Price, Exercisable	$ 0.53	$ 0.56	$ 2.48	$ 9.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(8,334)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ (6.48)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.51
Exercisable	2,109,585	2,055,419	533,778
Weighted average fair value of options granted	$ 0.24	$ 0.30	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 11 months 12 days	4 years 5 months 16 days